Center Coast Brookfield Midstream Focus Fund
Schedule of Investments
June 30, 2026 (Unaudited)

COMMON STOCKS - 75.8%	Shares	Value
Electricity Transmission & Distribution - 1.9%
Sempra Energy (a)	225,097	$ 20,868,743

Gathering & Processing - 34.5% (b)
AltaGas, Ltd.	500,651	18,493,993
Antero Midstream Corp. (a)	1,935,500	44,032,625
Keyera Corp.	557,300	22,386,308
Kinetik Holdings, Inc.	280,089	13,539,502
ONEOK, Inc.	619,856	53,890,281
Targa Resources Corp. (a)	484,923	130,027,253
The Williams Companies, Inc. (a)	1,400,219	104,092,281
		386,462,243

Liquefaction - 10.9%
Cheniere Energy, Inc.	362,819	86,717,369
Golar LNG, Ltd. (a)	709,073	35,340,198
		122,057,567

Marketing / Wholesale - 0.9%
ARKO Petroleum Corp. (c)	535,000	10,084,750

Pipeline Transportation / Natural Gas - 19.3% (b)
DT Midstream, Inc.	368,855	54,125,783
Kinder Morgan, Inc.	1,703,549	54,462,461
South Bow Corp.	833,871	29,385,614
TC Energy Corp.	1,178,692	78,135,493
		216,109,351

Pipeline Transportation / Petroleum - 4.8%
Enbridge, Inc.	997,182	54,057,236

Services / Midstream - 1.9%
Archrock, Inc.	156,100	6,354,831
Kodiak Gas Services, Inc.	126,413	9,497,409
USA Compression Partners LP	203,500	5,370,365
		21,222,605

Storage - 1.6%
Koninklijke Vopak NV	332,169	17,296,970
TOTAL COMMON STOCKS (Cost $693,779,866)		848,159,465

	Units	Value
MASTER LIMITED PARTNERSHIPS - 24.3% Gathering & Processing - 7.1% (b)
MPLX LP	978,177	55,100,710
Western Midstream Partners LP	553,849	24,236,432
		79,337,142

Pipeline Transportation / Natural Gas - 13.0% (b)
Energy Transfer LP	4,793,708		91,655,697
Enterprise Products Partners LP	1,470,508		54,055,874
			145,711,571

Pipeline Transportation / Petroleum - 4.2%
Plains GP Holdings LP	1,921,458		46,633,786
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $214,718,368)			271,682,499

	Shares		Value
SHORT-TERM INVESTMENTS - 0.0% (d) Money Market Funds - 0.0% (d) First American Treasury Obligations Fund - Class X, 3.58% (e)	429		429
TOTAL MONEY MARKET FUNDS (Cost $429)			429

TOTAL INVESTMENTS - 100.1% (Cost $908,498,663)			1,119,842,393
Liabilities in Excess of Other Assets - (0.1)%		(0.00083)	(926,740)
TOTAL NET ASSETS - 100.0%			$ 1,118,915,653

Percentages are stated as a percent of net assets. LP – Limited Partnership

(a)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(c)	Non-income producing security.
(d)	Represents less than 0.05% of net assets.
(e)	The rate shown represents the 7-day annualized yield as of June 30, 2026.

Center Coast Brookfield Midstream Focus Fund
Schedule of Written Options
June 30, 2026 (Unaudited)

WRITTEN OPTIONS - (0.2)%	Notional Amount	Contracts	Value
Call Options - (0.2)% (a)(b)
Antero Midstream Corp., Expiration: 07/17/2026; Exercise Price: $22.00	$ (21,134,750)	(9,290)	$ (1,021,900)
Golar LNG Ltd., Expiration: 07/17/2026; Exercise Price: $55.00	(16,960,552)	(3,403)	(51,045)
Sempra, Expiration: 07/17/2026; Exercise Price: $95.00	(11,394,059)	(1,229)	(125,973)
Targa Resources Corp., Expiration: 07/17/2026; Exercise Price: $270.00	(34,455,990)	(1,285)	(803,125)
Williams Cos., Inc., Expiration: 07/17/2026; Exercise Price: $75.00	(4,252,248)	(572)	(81,510)
TOTAL WRITTEN OPTIONS (Premiums received $1,597,416)			$ (2,083,553)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.
(b)	Exchange-traded.

Center Coast Brookfield Midstream Focus Fund

The following table summarizes the Fund’s investments valuation inputs categorized in the disclosure hierarchy as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$ 830,862,495	$ 17,296,970	$ –	$ 848,159,465
Master Limited Partnerships	271,682,499	–	–	271,682,499
Money Market Funds	429	–	–	429
Total Investments	$ 1,102,545,423	$ 17,296,970	$ –	$ 1,119,842,393

Liabilities:
Investments:
Written Options	$ –	$ (2,083,553)	$ –	$ (2,083,553)
Total Investments	$ –	$ (2,083,553)	$ –	$ (2,083,553)

Refer to the Schedule of Investments for further disaggregation of investment categories.